Financial instruments by category (Details) - ARS ($)	Jun. 30, 2023	Jun. 30, 2022
Borrowings [Member]
Statement [Line Items]
Subtotal financial liabilities	$ 262,052,000,000	$ 304,897,000,000
Financial liabilities at amortized cost (i)	262,052,000,000	304,897,000,000
Total	262,052,000,000	304,897,000,000
Trade And Other Payables [Member]
Statement [Line Items]
Subtotal financial liabilities	57,278,000,000	53,578,000,000
Financial liabilities at amortized cost (i)	57,278,000,000	53,578,000,000
Non-financial liabilities	30,910,000,000	22,996,000,000
Total	88,188,000,000	76,574,000,000
Derivative Financial Instruments [Member] | Commodities Futures Contracts [Member]
Statement [Line Items]
Subtotal financial liabilities	350,000,000	1,043,000,000
Financial liabilities at amortized cost (i)	15,000,000	6,000,000
Total	350,000,000	1,043,000,000
Commodities Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	209,000,000	655,000,000
Non-financial assets	0	0
Total	209,000,000	655,000,000
Commodities Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial liabilities	810,000,000	604,000,000
Total	810,000,000	604,000,000
Commodities Future Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	2,062,000,000	4,801,000,000
Non-financial assets	0	0
Total	2,062,000,000	4,801,000,000
Others derivative financial instruments [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0
Subtotal financial assets	1,955,000,000
Non-financial assets	0
Total	1,955,000,000
Bonds 1 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	13,801,000,000	3,814,000,000
Non-financial assets	0	0
Total	13,801,000,000	3,814,000,000
Trade And Other Receivables [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	73,864,000,000	73,533,000,000
Subtotal financial assets	88,714,000,000	82,941,000,000
Non-financial assets	24,329,000,000	22,985,000,000
Total	113,043,000,000	105,926,000,000
Equity securities in public companies [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	5,046,000,000	3,333,000,000
Non-financial assets	0	0
Total	5,046,000,000	3,333,000,000
Mutual Funds [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	25,035,000,000	34,769,000,000
Non-financial assets	0	0
Total	25,035,000,000	34,769,000,000
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	695,000,000	245,000,000
Subtotal financial assets	2,004,000,000	1,075,000,000
Non-financial assets	0	0
Total	2,004,000,000	1,075,000,000
Foreign Currency Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	276,000,000	151,000,000
Non-financial assets	0	0
Total	276,000,000	151,000,000
Foreign Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Total	0	351,000,000
Subtotal financial liabilities	0	351,000,000
Foreign Currency Future Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	1,773,000,000	569,000,000
Non-financial assets	0	0
Total	1,773,000,000	569,000,000
Foreign Currency Future Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Total	126,000,000	300,000,000
Subtotal financial liabilities	126,000,000	300,000,000
Short-term Bank In Deposits [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	29,671,000,000	35,892,000,000
Non-financial assets	0	0
Total	29,671,000,000	35,892,000,000
Restricted Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	1,202,000,000	1,005,000,000
Subtotal financial assets	1,202,000,000	1,005,000,000
Non-financial assets	0	0
Total	1,202,000,000	1,005,000,000
Cash at bank and on hand [Member] | Cash And Cash Equivalents [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	9,265,000,000	39,369,000,000
Subtotal financial assets	9,265,000,000	39,369,000,000
Non-financial assets	0	0
Total	9,265,000,000	39,369,000,000
Swaps [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0
Subtotal financial assets	279,000,000
Non-financial assets	0
Total	279,000,000
Swaps [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial liabilities	6,000,000	118,000,000
Total	6,000,000	118,000,000
Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,046,000,000	0
Financial liabilities at fair value through profit or loss	0	256,000,000
Level 2 [Member] | Commodities Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		222,000,000
Level 2 [Member] | Bonds 1 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	767,000,000
Level 2 [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	279,000,000	0
Financial liabilities at fair value through profit or loss	0	34,000,000
Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	95,220,000,000	94,222,000,000
Financial liabilities at fair value through profit or loss	1,277,000,000	2,154,000,000
Level 1 [Member] | Commodities Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	209,000,000	655,000,000
Financial liabilities at fair value through profit or loss	810,000,000	382,000,000
Level 1 [Member] | Commodities Future Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	2,062,000,000	4,801,000,000
Financial liabilities at fair value through profit or loss	335,000,000	1,037,000,000
Level 1 [Member] | Others derivative financial instruments [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,955,000,000
Level 1 [Member] | Bonds 1 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	13,034,000,000	3,814,000,000
Level 1 [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	14,850,000,000	9,408,000,000
Level 1 [Member] | Equity securities in public companies [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	5,046,000,000	3,333,000,000
Level 1 [Member] | Mutual Funds [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	25,035,000,000	34,769,000,000
Level 1 [Member] | Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,309,000,000	830,000,000
Level 1 [Member] | Foreign Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	276,000,000	151,000,000
Financial liabilities at fair value through profit or loss	0	351,000,000
Level 1 [Member] | Foreign Currency Future Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	126,000,000	300,000,000
Financial liabilities at fair value through profit or loss	1,773,000,000	569,000,000
Level 1 [Member] | Short-term Bank In Deposits [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	29,671,000,000	35,892,000,000
Level 1 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	$ 0	$ 84,000,000